Debt (Long-term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Oct. 01, 2017
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 140.2
Unamortized Deferred Financing Costs		$ (6.3)
Debt Instrument, Unamortized Discount	(2.7)	(1.4)
Less: current portion	(139.8)	(4.6)
Long-term debt, net of current portion	434.6	581.5
Long-term Debt, Maturities, Repayments of Principal in Year Two	0.2
Long-term Debt, Maturities, Repayments of Principal in Year Three	0.2
Long-term Debt, Maturities, Repayments of Principal in Year Four	0.2
Long-term Debt, Maturities, Repayments of Principal in Year Five	0.2
Long-term Debt, Maturities, Repayments of Principal after Year Five	441.5
Total Maturities Before Unamortized Adjustments	582.5
Unamortized Deferred Financing Costs, Consolidated	(5.4)
Long Term Debt Maturities Repayments Of Principal, Total	574.4
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term debt, net of current portion	434.6	581.5
3.95% Senior Notes due 2049 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 425.0
Debt instrument maturity year	Jan. 01, 2049
Debt instrument interest percentage	3.95%
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage	3.95%
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0.0	436.1
Debt instrument maturity year	Aug. 24, 2022
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0
Debt instrument maturity year	Aug. 01, 2020
Two Point Four Nine to Two Point Nine Three and One Point Two Nine to One Point Four Two Bonds Maturing In Two Thousand Twenty [Member] [Domain]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0	140.0
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 17.5	$ 17.7
Debt instrument maturity year	Feb. 01, 2061
Debt instrument interest percentage	4.20%
Minimum [Member] | Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	3.57%	4.00%
Minimum [Member] | Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Debt instrument interest percentage	2.395%
Maximum [Member] | Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.82%	4.60%
Maximum [Member] | Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Debt instrument interest percentage	3.07%
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities	$ 574.4	$ 586.1
Generation [Member]
Debt Instrument [Line Items]
Disposal Group, Including Discontinued Operations, Long-Term Debt			$ (0.3)